Note 12 - Stock Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Nonvested Share Activity [Table Text Block]
Non-vested Shares	Shares	Weighted-Average Grant-Date Fair Value
Non-vested on January 1, 2012	372,500	$1,250,500
Granted	554,200	629,822
Vested	(300,300)	(879,648)
Forfeited	-	-
Non-vested on December 31, 2012	626,400	1,000,674